Income Taxes (Summary of Temporary Differences Giving Rise to Deferred Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets
Reserves deducted for financial reporting purposes not allowable for tax purpose		$ 102,216	$ 52,539
Compensation deductible for tax purposes when paid		970	586
State income tax provisions deductible when paid for federal tax purposes		3	3
Effect of book/tax differences for joint ventures		1,563	2,046
Effect of book/tax differences for capped interest/G&A		891
Other		318	320
AMT credit carryover		2,698	2,698
Net operating loss		99,586	76,374
Valuation allowance	(222,400)	(202,322)	(125,773)	(71,200)
Deferred tax assets		5,923	8,793
Deferred tax liabilities
Effect of book/tax differences for joint ventures		(5,923)	(6,027)
Effect of book/tax differences for capped interest/G&A			(2,766)
Deferred tax liabilities		(5,923)	(8,793)
Deferred income taxes